Subsequent Events (Details)	Feb. 28, 2020 USD ($) $ / shares shares	Feb. 28, 2020 CNY (¥) shares	Feb. 26, 2020 USD ($) $ / shares shares	Dec. 31, 2017 shares
Subsequent Events (Textual)
Class A ordinary shares | shares				2,847,150
Subsequent Event [Member]
Subsequent Events (Textual)
Amount of paid-in capital of HF capital | $	$ 2,900,000
Subsequent Event [Member] | RMB [Member]
Subsequent Events (Textual)
Amount of paid-in capital of HF capital | ¥		¥ 20,000,000
IPO [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Class A ordinary shares | shares			3,000,000
Par value per share			$ 0.0001
Sale of price per share			$ 4.0
Generating gross proceeds value | $			$ 12,000,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Class A ordinary shares | shares	315,003	315,003
Par value per share	$ 0.0001
Sale of price per share	$ 4.00
Generating gross proceeds value | $	$ 1,260,000